Description of Organization and Business Operations (Details) - DiamondHead Holdings Corp.					12 Months Ended
	Jan. 25, 2023 USD ($) shares	Aug. 10, 2022 USD ($)	Jan. 28, 2021 USD ($) $ / shares shares	Oct. 07, 2020 item	Dec. 31, 2022 USD ($) M $ / shares	Dec. 31, 2021 USD ($) shares	Sep. 10, 2022 USD ($)
Description of Organization and Business Operations
Condition for future business combination number of businesses minimum | item				1
Sale of Units, net of underwriting discounts (in shares) | shares			4,500,000
Proceeds received from initial public offering, gross						$ 345,000,000
Deferred underwriting commissions			$ 12,100,000			12,075,000
Deferred underwriting commissions waived		$ 12,100,000
Investment of cash into Trust Account						$ 345,000,000
Maturity term of U.S. government securities					185 days
Condition for future business combination use of proceeds percentage					80
Condition for future business combination threshold ownership percentage					50
Redemption price per unit | $ / shares					$ 10.00
Condition for future business combination threshold net tangible assets					$ 5,000,001
Threshold percentage of public shares subject to redemption without company's prior written consent					15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%
Months to complete acquisition | M					30
Redemption period upon closure					10 days
Maximum allowed dissolution expenses					$ 100,000
Aggregate number of Public Shares, holders exercised their right to redeem shares | shares	30,058,968
Aggregate redemption amount	$ 304,000,000
GSH Business Combination Agreement
Description of Organization and Business Operations
Minimum Cash Condition							$ 125,000,000
Private Placement Warrants
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares						5,933,333
Initial Public Offering
Description of Organization and Business Operations
Sale of Units, net of underwriting discounts (in shares) | shares			34,500,000
Purchase price | $ / shares			$ 10.00
Proceeds received from initial public offering, gross			$ 345,000,000.0
Offering costs incurred			19,600,000
Deferred underwriting commissions			12,100,000
Investment of cash into Trust Account			$ 345,000,000.0
Private Placement | Private Placement Warrants
Description of Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares			5,933,333
Price of warrant | $ / shares			$ 1.50
Proceeds from sale of Private Placement Warrants			$ 8,900,000
Over-allotment option
Description of Organization and Business Operations
Sale of Units, net of underwriting discounts (in shares) | shares			4,500,000